STOCK-BASED COMPENSATION - Narrative (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares	May 31, 2021 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares) | shares	8,766,466	11,065,658
Reserved shares of common stock for issuance ( in shares) | shares	50,477,700
Options granted, weighted-average grant date fair value (in dollars per share) | $ / shares	$ 18.84	$ 3.79	$ 1.58
Options exercised, intrinsic value	$ 56,100	$ 1,100	$ 100
Shares issued from net settlement (in shares) | shares	1,054,594
Options converted from net settlement (in shares) | shares	1,648,463
Payments for taxes related to net share settlement of stock options	$ 12,622	0	0
Remaining unrecognized stock-based compensation expense	21,100
Total stock-based compensation expense	13,546	4,542	1,531
Research and development
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	2,367	$ 1,211	$ 901
Research and development | Internally developed software
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total stock-based compensation expense	$ 1,200
2009 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares) | shares	7,754,811
2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options outstanding (in shares) | shares	1,075,635
Reserved shares of common stock for issuance ( in shares) | shares	23,722,254			23,722,254
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise price as a percentage of fair value	100.00%
Exercise price as a percentage of fair value for shareholders owning specified minimum amount	110.00%
Significant shareholder threshold used for determining exercise price	10.00%
Exercise period	10 years
Payments for taxes related to net share settlement of stock options	$ 12,600
Weighted average period for recognition of stock-based compensation expense	3 years 2 months 12 days
Stock Options | Share-based Payment Arrangement, Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	1 year
Stock Options | Share-based Payment Arrangement, Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	3 years
RSU
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Right to receive, conversion ratio	1
Fair value of grants in period	$ 64,800
RSUs vested (in shares) | shares	0
Remaining unrecognized stock-based compensation expense	$ 56,500
Weighted average period for recognition of stock-based compensation expense	4 years 10 months 24 days
RSU | 2009 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
RSU | 2021 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	7 years